Accounts payable (Details Narrative)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CHF (SFr)
Carlos Moreira
Defined Benefit Plan Disclosure [Line Items]
Payables			$ 1,441,063	SFr 1,306,890
Peter Ward
Defined Benefit Plan Disclosure [Line Items]
Payables	$ 251,062	SFr 227,686
John O'Hara
Defined Benefit Plan Disclosure [Line Items]
Payables	529,634	480,321
Board Members
Defined Benefit Plan Disclosure [Line Items]
Payables	121,662
Other Related Parties
Defined Benefit Plan Disclosure [Line Items]
Payables	$ 83,439	SFr 75,670